Stock Option Plan - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	$ 151	$ 106	$ 276	$ 289	$ 553	$ 513
Cost of revenue [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	16	3	34	6	13	14
Research and development [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	13	14	24	25	57	59
Selling, general and administrative [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	$ 122	$ 89	$ 218	$ 258	$ 483	$ 440